Derivative financial instruments - Not Designated as Hedging Instrument - Net effect on the Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative financial instruments
Derivative, Gain on Derivative, Net	$ 5,023	$ 21,231
Interest rate swap
Derivative financial instruments
Derivative, Gain on Derivative, Net	5,000	21,200
Interest rate swap | Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location
Derivative financial instruments
Derivative, Gain on Derivative, Net	$ 5,023	$ 21,231